Property and Equipment and Investment Properties - Summary of Investment Property (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about investment property [line items]
Carrying amount		₩ 3,148,340		₩ 2,514,944
Reconciliation of changes in investment property [abstract]
Beginning		2,514,944		2,533,539
Changes in investment property [abstract]
Acquisition		1,267,827		118,961
Transfers	[1]	(126,816)		24,212
Disposal		(567,897)		(175,705)
Depreciation		(38,156)		(28,933)
Others		98,438		42,870
Ending		3,148,340	$ 2,498,326	2,514,944
Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		3,279,445		2,667,561
Reconciliation of changes in investment property [abstract]
Beginning		2,667,561
Changes in investment property [abstract]
Ending		3,279,445		2,667,561
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(125,428)		(147,307)
Reconciliation of changes in investment property [abstract]
Beginning		(147,307)
Changes in investment property [abstract]
Ending		(125,428)		(147,307)
Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(5,677)		(5,310)
Reconciliation of changes in investment property [abstract]
Beginning		(5,310)
Changes in investment property [abstract]
Ending		(5,677)		(5,310)
Land
Disclosure of detailed information about investment property [line items]
Carrying amount		1,495,529		1,577,353
Reconciliation of changes in investment property [abstract]
Beginning		1,577,353		1,568,098
Changes in investment property [abstract]
Acquisition		387,282		28,568
Transfers	[1]	(64,630)		22,410
Disposal		(414,335)		(63,546)
Depreciation		0		0
Others		9,859		21,823
Ending		1,495,529		1,577,353
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,496,007		1,577,800
Reconciliation of changes in investment property [abstract]
Beginning		1,577,800
Changes in investment property [abstract]
Ending		1,496,007		1,577,800
Land | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		0		0
Reconciliation of changes in investment property [abstract]
Beginning		0
Changes in investment property [abstract]
Ending		0		0
Land | Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(478)		(447)
Reconciliation of changes in investment property [abstract]
Beginning		(447)
Changes in investment property [abstract]
Ending		(478)		(447)
Buildings
Disclosure of detailed information about investment property [line items]
Carrying amount		1,652,811		937,591
Reconciliation of changes in investment property [abstract]
Beginning		937,591		965,441
Changes in investment property [abstract]
Acquisition		880,545		90,393
Transfers	[1]	(62,186)		1,802
Disposal		(153,562)		(112,159)
Depreciation		(38,156)		(28,933)
Others		88,579		21,047
Ending		1,652,811		937,591
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		1,783,438		1,089,761
Reconciliation of changes in investment property [abstract]
Beginning		1,089,761
Changes in investment property [abstract]
Ending		1,783,438		1,089,761
Buildings | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(125,428)		(147,307)
Reconciliation of changes in investment property [abstract]
Beginning		(147,307)
Changes in investment property [abstract]
Ending		(125,428)		(147,307)
Buildings | Accumulated impairment [member]
Disclosure of detailed information about investment property [line items]
Carrying amount		(5,199)		(4,863)
Reconciliation of changes in investment property [abstract]
Beginning		(4,863)
Changes in investment property [abstract]
Ending		₩ (5,199)		₩ (4,863)

[1]	Includes transfers with property and equipment and assets held for sale.